Expense Example {- Franklin Income Fund} - Franklin Custodian Funds-33 - Franklin Income Fund	Apr. 28, 2021 USD ($)
Class A
Expense Example:
1 year	$ 445
3 years	596
5 years	760
10 years	1,235
Class A1
Expense Example:
1 year	435
3 years	565
5 years	707
10 years	1,120
Class C
Expense Example:
1 year	213
3 years	355
5 years	616
10 years	1,363
Class R
Expense Example:
1 year	98
3 years	308
5 years	535
10 years	1,189
Class R6
Expense Example:
1 year	41
3 years	131
5 years	229
10 years	517
Advisor Class
Expense Example:
1 year	47
3 years	150
5 years	262
10 years	$ 591